Property Plant And Equipment (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 239	$ 234	$ 282
Rental expense under operating leases	$ 55	$ 56	$ 54